Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Provisions and contingent liabilities
17	Provisions and contingent liabilities
In 2017 and 2018, respectively, the Company’s subsidiaries Patria Investimentos Ltda. (“PILTDA”) and Patria Infraestrutura Gestão de Recursos Ltda. (“PINFRA”), that was subsequently merged into PILTDA on September 30, 2020 (see note 5(o)), became involved in administrative procedures, in which the entities defend the exemption of municipal tax over services (“ISS”). In 2019 Municipality of São Paulo obtained a favorable judgement; however, these administrative proceedings gave rise to judicial lawsuits, for which judgments are still pending. As of December 31, 2020, the external legal counsel assessed the risk of loss relating to these lawsuits as possible and evaluated the potential loss for PILTDA as US$ 1,926 (US$ 555 as of December 31, 2019) and for PINFRA as US$ 681 (US$ 246 as of December 31, 2019).
Also, there is an ongoing administrative process related to this subject involving PINFRA with a potential loss of US$ 1,124 as of December 31, 2020 (US$ 326 as of December 31, 2019) which was also classified as possible by Management supported by the opinion of external legal counsel. On January 9, 2020, PILTDA received infraction notices in the amount of approximately US$ 4,956 (US$ 0 as of December 31, 2019) related to Social Contributions on Gross Revenue (PIS and COFINS) and in the amount of approximately US$ 1,923 (US$ 0 as of December 31, 2019) related to labor taxes, for which external legal counsel assessed the risk of loss relating to these lawsuits as possible.
As of December 31, 2020, PILTDA is included as a joint defendant in employment lawsuits and civil litigations totaling US$ 714 (US$ 645 as of December 31, 2019) and US$ 721 (US$ 0 as of December 31, 2019), respectively; however, the claims arise from questions related to outsourcing companies or to entities in the portfolio of investment funds managed by PILTDA. External legal counsel assesses the risk of loss as possible, but (i) considering that PILTDA was included in these lawsuits as jointly and severally liable and (ii) PILTDA would only be required to make payment in the event that the principal defendants default. Management considers, individually or in the aggregate, the possibility of outflow of resources to be remote.
In 2019 and 2020, PILTDA became involved in other employment lawsuits with risk of loss considered possible by external legal counsel. As of December 31, 2020, the potential loss was US$ 36 (US$ 41 as of December 31, 2019) for which a liability has not been recognized.
The estimated amounts for December 31, 2019 were adjusted to reflect the comparable dollar amounts as of December 31, 2020.
For the periods covered by these financial statements, the Group was not directly involved in lawsuits for which the possibility of loss was probable. Therefore, no provision was recorded pursuant to IAS 37 (Provisions, Contingent Liabilities and Contingent Assets).